INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventory

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Medicine	—	308	47
Medical supplies	2,698	2,409	373
Low-value consumables	288	1,180	182
	2,986	3,897	602